Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Without Sales Load [Member] | C000095455
Average Annual Return [Line Items]
Average Annual Return, Percent	4.84%	3.22%	4.15%
Without Sales Load [Member] | C000095454
Average Annual Return [Line Items]
Average Annual Return, Percent	4.58%	2.96%	3.89%
Without Sales Load [Member] | C000119956
Average Annual Return [Line Items]
Average Annual Return, Percent	6.33%	5.38%	5.08%
Without Sales Load [Member] | C000119955
Average Annual Return [Line Items]
Average Annual Return, Percent	6.19%	5.15%	4.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
ICE BofAML Non-Financial Developed HY Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Non-Financial Developed HY Constrained Index
Average Annual Return, Percent	8.12%	5.19%	5.69%
S&P UBS Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index
Average Annual Return, Percent	7.09%	6.88%	5.45%
ICE BofAML Non-Financial Developed HY Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Non-Financial Developed HY Constrained Index
Average Annual Return, Percent	8.12%	5.19%	5.69%
S&P UBS Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index
Average Annual Return, Percent	7.09%	6.88%	5.45%